UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.


Institutional Investment Manager Filing this Report:

Name:  Ken Roberts Investment Management Inc.
Address:  601 W. Riverside Avenue, Suite 1670
          Spokane, WA  99201

13F File Number:  28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

     Kenneth Melvin Roberts      Spokane, Washington          May 6, 1999

Report Type (Check only one.):

[X]                       13F HOLDING REPORT
[ ]                       13F NOTICE
[ ]                       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                            FORM 13F INFORMATION TABLE
               Titl           Value             InvstVoting Authority
Name of Issuer Clas  CUSIP   (x$1000) Shares    Dscre(c) None

3 Com Corp     Com 885535104      2856122500 Sh Sole 122500
Actel CorporatiCom 004934105      3488212200 Sh Sole 212200
Advanced Polyme
Systems Inc.   Com 00754G102       115 26339 Sh Sole  26339
American ExpresCom 025816109       270  2290 Sh Sole   2290
Anadarko PetrolCom 032511107      3343 88550 Sh Sole  88550
Apache CorporatCom 037411105      2051 78700 Sh Sole  78700
Arcadia FinanciCom 039101100       254 53500 Sh Sole  53500
BP Amoco       Com 055622104       249  2467 Sh Sole   2467
Baker Hughes InCom 057224107      3264134250 Sh Sole 134250
Browning FerrisCom 115885105      3802 98600 Sh Sole  98600
Building Materi
Holding Corp.  Com 120113105       668 66000 Sh Sole  66000
Burlington ResoCom 122014103      3002 75163 Sh Sole  75163
Cabletron SysteCom 126920107      2359288100 Sh Sole 288100
Cascade NaturalCom 147339105       490 32800 Sh Sole  32800
Chevron Corp   Com 166751107       478  5388 Sh Sole   5388
Citigroup      Com 172967101      3503 54834 Sh Sole  54834
Clorox CompanieCom 189054109       352  3000 Sh Sole   3000
Data I/O       Com 237690102        23 15850 Sh Sole  15850
EEX CorporationCom 26842V108       813166698 Sh Sole 166698
Emerson ElectriCom 291011104       867 16387 Sh Sole  16387
Enron Oil & GasCom 293562104      1291 77650 Sh Sole  77650
Equity Oil CorpCom 294749106        68 72100 Sh Sole  72100
Exxon          Com 302290101       508  7203 Sh Sole   7203
FLIR Systems InCom 302445101      1086 59915 Sh Sole  59915
First Industria
Trust Inc.     Com 32054K103       875 36550 Sh Sole  36550
General ElectriCom 369604103       651  5881 Sh Sole   5881
Halliburton Co.Com 406216101      2405 62460 Sh Sole  62460
Hartford Steam Com
Insp. & Ins. CoCom 40428N109       548 14750 Sh Sole  14750
HealthSouth CorCom 421924101      3048293800 Sh Sole 293800
Hewlett PackardCom 428236103      5012 73905 Sh Sole  73905
Home Properties
New York       Com 437306103      1286 55600 Sh Sole  55600
ICOS Corp.     Com 449295104      1407 41680 Sh Sole  41680
Immunex Corp.  Com 452528102       387  4650 Sh Sole   4650
Intel CorporatiCom 458140100      9021 75890 Sh Sole  75890
International B
Machines       Com 459200101       541  3051 Sh Sole   3051
International RCom 460254105      2102300350 Sh Sole 300350
JP Realty      Com 46624A106      1126 57200 Sh Sole  57200
Kaneb Services Com 484170105       398 98000 Sh Sole  98000
Kemper Intermed
Gov't Trust    Com 488413105       362 49500 Sh Sole  49500
Keytronic Corp.Com 493144109       331101800 Sh Sole 101800
LTV CorporationCom 501921100      2752511950 Sh Sole 511950
Managed MunicipCom 561662107       354 32771 Sh Sole  32771
Merck & CompanyCom 589331107       379  4733 Sh Sole   4733
Microsoft CorpoCom 594918104     15993178444 Sh Sole 178444
NCH CorporationCom 628850109       377  7900 Sh Sole   7900
Newmont Mining Com 651639106       391 22349 Sh Sole  22349
Officemax Inc. Com 67622M108      3448399750 Sh Sole 399750
Pacificorp     Com 695114108       197 11404 Sh Sole  11404
Pfizer Inc.    Com 717081103       274  1975 Sh Sole   1975
Phillips PetrolCom 718507106      1706 36100 Sh Sole  36100
Placer Dome IncCom 725906101       577 51575 Sh Sole  51575
Qualcomm Inc.  Com 747525103      2659 21375 Sh Sole  21375
Ragen MacKenzieCom 750642100      1386119200 Sh Sole 119200
Rouse Co.      Com 779273101      1327 59800 Sh Sole  59800
Safeco         Com 786429100      6891170400 Sh Sole 170400
Schlumberger LtCom 806857108      3306 54925 Sh Sole  54925
Semitool       Com 816909105       308 49300 Sh Sole  49300
Shurgard Storag
Inc. Cl A      Com 82567D104      2667105619 Sh Sole 105619
Smith Barney In
Mun. Fund Inc. Com 831802103       334 32972 Sh Sole  32972
St Jude MedicalCom 790849103      3522144500 Sh Sole 144500
Starbucks Corp.Com 855244109      3132111600 Sh Sole 111600
Sunshine Mining
Co.            Com 867833105         6 11250 Sh Sole  11250
TCI Satellite E
Inc. Ser A     Com 872298104        42 64120 Sh Sole  64120
Tenet Healthcare
Corporation    Com 88033G100      4430233900 Sh Sole 233900
Toys R Us      Com 892335100      1786 94910 Sh Sole  94910
Trinet Corporate
Realty Trust   Com 896287109      1664 65590 Sh Sole  65590
Union Pacific CCom 907818108      1810 33875 Sh Sole  33875
Union Pacific RCom 907834105       902 75930 Sh Sole  75930
Wal-Mart StoresCom 931142103      7014 76079 Sh Sole  76079
Washington Federal
Savings & Loan Com 938824109      1200 57130 Sh Sole  57130
Washington Mutual
Savings Bank   Com 939322103      1283 31388 Sh Sole  31388
Western Investment
Real Estate TruCom 958468100      1000 96360 Sh Sole  96360
Wolverine WorldCom 978097103      1823191900 Sh Sole 191900

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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $139,640